SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade receivables	$ 113,422	$ 119,094
Income tax advances	66,444	52,003
Interest receivable	134,823	17,494
Due from shareholders	1,025	843
Accounts receivable	$ 315,714	$ 189,434